Significant transactions (Details) shares in Millions, $ in Millions, € in Billions							12 Months Ended
	Oct. 03, 2023 USD ($)	Aug. 11, 2023 USD ($)	Jul. 14, 2023 USD ($)	Feb. 17, 2022 USD ($)	Dec. 22, 2021 USD ($)	Oct. 08, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 SFr / shares	Sep. 18, 2023 USD ($)	Sep. 18, 2023 EUR (€)	Dec. 31, 2022 SFr / shares	Feb. 10, 2021
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)							$ 3,699	$ 1,077	$ 735
Profit (loss) from discontinued operations							6,282	906	1,113
Par value per share | SFr / shares										SFr 0.49			SFr 0.50
Deferred tax liability (asset)							(2,061)	(1,053)	(673)
Intangible assets other than goodwill							26,879	31,644
Revenue from sale of goods							45,440	42,206	42,781
Dividend in kind distribution liability							13,962
Borrowings							20,627	22,485
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed							5,315
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed, Net							$ 5,860
Depreciation, property, plant and equipment								1,163
Roche Holding AG, Switzerland
Disclosure of detailed information about business combination [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations									$ 20,700
Number of bearer shares | shares									53.3
Gain on divestment of interests in associated companies									$ 14,556
Sandoz
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction							The conditions precedent to the spin-off were met and on October 3, 2023 the spin-off of the Sandoz business was effected by way of a distribution of a dividend in kind of Sandoz Group AG shares to Novartis AG shareholders and American Depositary Receipt (ADR) holders (the Distribution). Through the Distribution, each Novartis AG shareholder received 1 Sandoz Group AG share for every 5 Novartis AG shares and each Novartis ADR holder received 1 Sandoz ADR for every 5 Novartis ADR that they held at the close of business on October 3, 2023. As of October 4, 2023, the shares of Sandoz Group AG have been listed on the SIX Swiss Exchange (SIX) under the stock symbol “SDZ”.
Gyroscope Therapeutics Holdings plc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value				$ 1,000
Portion of consideration paid consisting of cash and cash equivalents upfront payment				(800)	$ (800)
Identifiable assets acquired (liabilities assumed)				900
Additional recognition, goodwill				100
Deferred tax liability (asset)				200
Intangible assets other than goodwill				1,100
Potential milestone maximum payments					$ 700
Contingent consideration recognised as of acquisition date				$ 200
Chinook Therapeutics
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 3,300
Portion of consideration paid (received) consisting of cash and cash equivalents		(3,200)
Portion of consideration paid consisting of cash and cash equivalents upfront payment		(100)
Identifiable assets acquired (liabilities assumed)		2,400
Additional recognition, goodwill		900
Other net assets		300
Deferred tax liability (asset)		400
Intangible assets other than goodwill		2,500
Potential milestone maximum payments		300
Contingent consideration recognised as of acquisition date		$ 100
DTx Pharma Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 600
Portion of consideration paid (received) consisting of cash and cash equivalents			(600)
Portion of consideration paid consisting of cash and cash equivalents upfront payment			(100)
Identifiable assets acquired (liabilities assumed)			400
Additional recognition, goodwill			200
Deferred tax liability (asset)			100
Intangible assets other than goodwill			400
Potential milestone maximum payments			500
Contingent consideration recognised as of acquisition date			$ 30
Continuing operations
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)									320
Depreciation, property, plant and equipment							$ 916	967	1,005
Discontinued operations
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill							1,481
Revenue from sale of goods							$ 7,428	$ 9,372	$ 9,834
Discontinued operations | Sandoz
Disclosure of detailed information about business combination [line items]
Repayment of intercompany balances	$ (3,300)
Other borrowings											$ 3,300
Dividend in kind distribution liability	14,000
Borrowings	3,700
Financial assets, at fair value	$ 500
Percentage of equity interest shares received	4.31%
Discontinued operations | Sandoz | Bridge loan [member]
Disclosure of detailed information about business combination [line items]
Other borrowings | €												€ 2.4
Discontinued operations | Sandoz | Term loan [member]
Disclosure of detailed information about business combination [line items]
Other borrowings											500	€ 0.2
Discontinued operations | Sandoz | Local bilateral facilities [member]
Disclosure of detailed information about business combination [line items]
Other borrowings											$ 400
Discontinued operations | GlaxoSmithKline plc (GSK)
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						$ 415
Portion of consideration paid consisting of cash and cash equivalents upfront payment						(350)
Identifiable assets acquired (liabilities assumed)						308
Additional recognition, goodwill						107
Deferred tax liability (asset)						16
Intangible assets other than goodwill						292
Number of brands in portfolio to acquire														3
Number of markets for the acquired brands														100
Potential milestone maximum payments						150
Cash transferred						351
Contingent consideration recognised as of acquisition date						$ 64
Subsidiaries [member] | The Medicines Company
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							100.00%